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                     SUPPLEMENT DATED NOVEMBER 20, 2007 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund. The investment manager for the Templeton Foreign Securities Fund is Templeton Investment Counsel LLC. Franklin Templeton Investment Management Limited no longer serves as the sub-adviser for the Portfolio.

Templeton Global Asset Allocation Fund. The investment manager for the Templeton Global Asset Allocation Fund is Templeton Investment Counsel LLC. Franklin Templeton Investment Management Limited no longer serves as the sub-adviser for the Portfolio. Franklin Advisers, Inc. now serves as the Portfolio's sub-adviser.

The prospectus is revised accordingly.